Segment Information	12 Months Ended
Aug. 31, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION
24.	SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group.

During the year ended August 31, 2020, the Group changed its internal management structure and expanded the service offerings in utilizing technology to deliver online study programs, which forms an additional reportable segment called, Education Technology. As of August 31, 2020, the Group has six reportable segments, including International Schools, Bilingual Schools, Kindergartens, Overseas Schools, Complementary Education Services and Education Technology.

During the year ended August 31, 2021, in response to the Implementation Rules, the Group reorganized its business units and made change in its reportable segments. As of August 31, 2021 and 2022, the Group has identified three reportable segments, including Overseas Schools, Complementary Education Services, and Domestic Kindergartens and K-12 Operation Services. Given the change in the composition of the Group’s reportable segments, in fiscal year 2021, fiscal year 2020 segment information was recast to conform to the fiscal year 2021 presentation.

The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

For the year ended August 31, 2020

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	835,927	540,387	100,033	1,476,347
Costs of revenue	(588,840)	(338,363)	(132,334)	(1,059,537)
Segment profit	247,087	202,024	(32,301)	416,810

For the year ended August 31, 2021

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	502,607	625,640	273,533	1,401,780
Costs of revenue	(513,871)	(382,548)	(283,844)	(1,180,263)
Segment profit	(11,264)	243,092	(10,311)	221,517

For the year ended August 31, 2022

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	652,773	636,615	424,577	1,713,965
Costs of revenue	(574,744)	(373,753)	(288,809)	(1,237,306)
Segment profit	78,029	262,862	135,768	476,659

The Group’s CODM review the financial position at consolidated level, thus total assets of each operating segment is not presented.

GEOGRAPHIC INFORMATION

The Group’s revenues are attributed to geographic areas based on the selling location.

The following table presents total revenues from continuing operations for the years ended August 31, 2020, 2021 and 2022 from a geographical perspective:

	For the year ended August 31,
	2020	2021	2022
Revenues from sales originated:
China **	638,435	911,562	1,099,735
Canada	16,914	9,265	7,013
US	188,111	61,641	89,309
UK	632,887	419,312	517,908
Total	1,476,347	1,401,780	1,713,965

The following table presents long-lived assets from continuing operations including property and equipment, net, and operating lease right-of-use assets as of August 31, 2021 and 2022 from a geographical perspective:

	As of August 31,
	2021	2022
China **	426,131	250,623
Canada	10,411	-
US	398,708	320,437
UK***	1,377,665	1,276,050
Total	2,212,915	1,847,110

** Includes mainland China and Hong Kong.

***: It has been restated for the adjustments disclosed in Note 2(d).